Other expenses	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other expenses
33.	Other expenses
Other expenses consist of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Stores, spare parts and tools consumed	US$	174.9	Rs.	12,790.5	Rs.	15,007.1	Rs.	24,441.5
Freight and transportation expenses		781.8		57,157.9		64,843.0		78,044.7
Research and product development cost		714.9		52,266.2		41,884.9		42,245.7
Warranty and product liability expenses		1,050.7		76,819.4		109,012.1		118,921.4
Allowance for trade and other receivables, and finance receivables		137.9		10,079.5		8,130.6		5,344.3
Works operation and other expenses		2,587.5		189,167.2		253,776.6		259,133.9
Repairs to building and plant and machinery		58.6		4,282.3		5,853.8		6,115.7
Processing charges		132.1		9,656.7		10,700.5		16,343.6
Power and fuel		152.2		11,128.7		12,649.5		15,859.3
Insurance		46.0		3,362.4		3,338.6		3,552.3
Publicity		599.7		43,846.3		76,142.4		87,296.3

Total	US$	6,436.3	Rs.	470,557.1	Rs.	601,339.1	Rs.	657,298.7